TAXATION - Loss before income taxes consists (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Non - PRC	¥ 19,592	$ 2,802	¥ (36,488)	¥ 20,824
PRC	(392,948)	(56,191)	(633,092)	(576,418)
Loss before income tax	¥ (373,356)	$ (53,389)	¥ (669,580)	¥ (555,594)